Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of taxes reconciles rate
	For the years ended March 31,
	2022	2021	2020
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate	(10.0)%	(10.0)%	(10.0)%
Effect of other deductible expenses	2.7%	7.4%	(3.3)%
Total	17.7%	22.4%	18.3%

Schedule of income tax
	For the years ended March 31,
	2022	2021	2020
Current income tax provision	$195,678	$959,384	$2,844,087
Deferred income tax provision	(3,921,905)	-	-
Total	$(3,726,227)	$959,384	$2,844,087

Schedule of deferred income tax assets and liabilities
	For the years ended March 31,
	2022	2021	2020
Net accumulated loss-carry forward	$4,402,633	$-	$-
Less: valuation allowance	(606,141)	-	-
Net deferred tax assets	$3,796,492	$-	$-

	For the years ended March 31,
	2022		2021	2020
Beginning balance	$		$-	$-
Write-off
Change of valuation allowance		4,402,633	-	-
Ending balance		$4,402,633	$-	$-

	For the years ended March 31,
	2022	2021	2020
Intangible assets arising from acquisition	$(2,079,986)	$-	$-
Total deferred tax liabilities	$(2,079,986)	$-	$-

Schedule of taxes payable
	As of March 31,	As of March 31,
	2022	2021
Income tax payable	$15,078	$377,025
VAT payable	2,189	(53,035)
Other tax payables	19,958	10,533
Total	$37,225	$334,523